Financial Instrument Liability	12 Months Ended
Apr. 30, 2012
Financial Instrument Liability
Financial Instrument Liability

10.	Financial Instrument Liability

Rand’s private sales of REGI shares

On November 9, 2009, Rand sold 238,000 units at US$0.25 per unit consisting one common share of REGI and one share purchase warrant entitling the holder to purchase one additional share of REGI at US$0.35 per share expiring November 9, 2010. The warrants expired on November 9, 2010.

During March, 2010, 163,000 warrants issued in March, 2009 were exercised at US$0.35 per share of REGI shares and the additional 163,000 shares of REGI were sold by Rand for total proceeds of $58,877(US$57,050). These shares were transferred by Rand to the purchasers on May 4, 2010.

On March 12, 2010, 1,101,933 warrants issued on March 12, 2009 expired, of which 894,333 warrants were extended for one year expiring March 12, 2011. The fair value of the extended warrants on March 12, 2010 was determined using the Black-Scholes option pricing model using the following weighted average assumptions: risk free interest rate of 0.15%, expected volatility of 117%, an expected option life of 1 year and no expected dividends. These warrants expired on March 12, 2011.

As at April 30, 2012 the details of the share purchase warrants are as follows:

Closing date of sale	# of warrants	Exercise price	Expiry date
March 27, 2008 (Rand)	80,000	US$ 1.50	March 27, 2013
May 6, 2008 (Rand)	40,000	US$ 1.50	May 6, 2013

The fair value of the warrants as follows:

Expiry date	Fair value at April 30, 2012	Fair value at April 30, 2011
March 27, 2013 (Rand)	$6,121	$9,874
May 6, 2013 (Rand)	3,194	5,120
October 5, 2011 (Reg Tech)	-	20,923
Total	$9,315	$35,917

Black-Scholes Option-Pricing Model Assumptions

The fair value of each warrant issued was calculated using the Black-Scholes option-pricing model with the following assumptions:

	30 April 2012	30 April 2011
Expected dividend yield	0.00%	0.00%
Expected stock price volatility	242% - 251%	208%
Risk-free interest rate	1.27%	1.67%
Expected life of warrants (years)	0.91 – 1.02	1.91 – 2.02

Reg Tech’s private sales of REGI shares

On November 9, 2009, Reg Tech sold 280,000 units (2009 – nil units) at $0.25 per unit consisting one common share of REGI and one share purchase warrant entitling the holder to purchase one additional share of REGI at $0.35 per share expiring November 9, 2010. The warrants expired on November 9, 2010.

The warrants are a derivative, and the proceeds on the sale of the units were bifurcated between the fair value of the common shares and the share purchase warrants. The proceeds allocated to the warrants were $21,304 (2009 - $nil) upon issuance. The fair value of the warrants at the closing date was determined using the Black-Scholes option pricing model using the following weighted average assumptions: risk free interest rate of 0.31%, expected volatility of 121%, an expected option life of 1 year and no expected dividends. The fair value of the warrants at April 30, 2010 was determined at $21,373 using the Black-Scholes option pricing model using the following weighted average assumptions: risk free interest rate of 0.24%, expected volatility of 121%, an expected option life of 0.53 year and no expected dividends.

On October 6, 2010, Reg Tech sold 295,300 units $0.25 per unit consisting one common share of REGI and one share purchase warrant entitling the holder to purchase one additional share of REGI at $0.30 per share for one year, which expired on October 5, 2011.

The warrants are a derivative, and the proceeds on the sale of the units were bifurcated between the fair value of the common shares and the share purchase warrants. The proceeds allocated to the warrants were $32,377 upon issuance. The fair value of the warrants at the closing date was determined using the Black-Scholes option pricing model using the following weighted average assumptions: risk free interest rate of 1.21%, expected volatility of 222.74%, an expected option life of 1 year and no expected dividends. The fair value of the warrants at April 30, 2011 was determined at $20,923 using the Black-Scholes option pricing model using the following weighted average assumptions: risk free interest rate of 1.10%, expected volatility of 193%, an expected option life of 0.44 year and no expected dividends.